Initial Public Offering and Over-Allotment (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IPO [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of units sold	25,375,000	25,375,000
Price per unit	$ 10	$ 10
Public Warrant	one-half	one
IPO [Member] | Public Share [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of share issued per unit	1	1
IPO [Member] | Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of shares issuable per warrant	1	1
Common stock price per share (in Dollars per share)		$ 11.5
Initial Public Offering and Over-Allotment [Member] | Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Common stock price per share (in Dollars per share)	$ 11.5